Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ 7	$ 24	$ 39	$ 102	$ (2)
Net actuarial gain (loss), tax			(31)	20	10
Pension liability adjustment, tax	(3)	6
Prior service credit (cost), tax			(3)	4	(2)
Amortization of net gain, tax			(3)	(1)	(2)
Cash flow hedge adjustment, tax	$ 2		$ (4)		$ (1)